21 Leases (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases
Balance as of beginnning	R$ 3,751	R$ 1,180	R$ 1,009
Funding - Lease	1,240	682	210
Remeasurement	621	138	52
Interest provision	415	170	124
Exchange rate and monetary variation	1		1
Amortizations	(756)	(267)	(216)
Write-off due to early termination of agreement	(518)	(1)
Company acquisition		1,817
Transfer to parent company	9
Conversion currency adjustment	433	32
Discontinued operation	(2,416)
Corporate restructuring	(4)
Balance as of end	2,776	3,751	R$ 1,180
Current	172	404
Non-current	R$ 2,604	R$ 3,347